Financial instruments: fair value measurement and sensitivity analysis of market risk (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial assets [text block]
(in USD million)	Note	Amortised cost	Fair value through profit or loss	Non-financial assets	Total carrying amount

At 31 December 2018
Assets
Non-current derivative financial instruments		-	1,032	-	1,032
Non-current financial investments	13	90	2,365	-	2,455
Prepayments and financial receivables	13	854	-	179	1,033

Trade and other receivables	15	8,488	-	510	8,998
Current derivative financial instruments		-	318	-	318
Current financial investments	13	6,145	896	-	7,041
Cash and cash equivalents	16	5,301	2,255	-	7,556

Total		20,878	6,866	689	28,433

(in USD million)	Note	Amortised cost	Fair value through profit or loss	Non-financial assets	Total carrying amount

At 31 December 2017
Assets
Non-current derivative financial instruments		-	1,603	-	1,603
Non-current financial investments	13	47	2,794	-	2,841
Prepayments and financial receivables	13	723	-	188	912

Trade and other receivables	15	8,560	-	865	9,425
Current derivative financial instruments		-	159	-	159
Current financial investments	13	4,085	4,363	-	8,448
Cash and cash equivalents	16	2,917	1,473	-	4,390

Total		16,332	10,393	1,053	27,778

Disclosure of financial liabilities [text block]
(in USD million)	Note	Amortised cost	Fair value through profit or loss	Non-financial liabilities	Total carrying amount

At 31 December 2018
Liabilities
Non-current finance debt	18	23,264	-	-	23,264
Non-current derivative financial instruments		-	1,207	-	1,207

Trade and other payables	21	8,115	-	255	8,369
Current finance debt	18	2,463	-	-	2,463
Dividend payable		766	-	-	766
Current derivative financial instruments		-	352	-	352

Total		34,608	1,559	255	36,422

(in USD million)	Note	Amortised cost	Fair value through profit or loss	Non-financial liabilities	Total carrying amount

At 31 December 2017
Liabilities
Non-current finance debt	18	24,183	-	-	24,183
Non-current derivative financial instruments		-	900	-	900

Trade and other payables	21	8,849	-	888	9,737
Current finance debt	18	4,091	-	-	4,091
Dividend payable		729	-	-	729
Current derivative financial instruments		-	403	-	403

Total		37,852	1,302	888	40,042

Disclosure of fair value measurement [text block]
(in USD million)	Non-current financial investments	Non-current derivative financial instruments - assets	Current financial investments	Current derivative financial instruments - assets	Cash equivalents	Non-current derivative financial instruments - liabilities	Current derivative financial instruments - liabilities	Net fair value

At 31 December 2018
Level 1	1,088	-	365	-	-	-	-	1,453
Level 2	1,027	806	531	274	2,255	(1,172)	(351)	3,370
Level 3	250	227	-	44	-	(35)	(1)	485

Total fair value	2,365	1,032	896	318	2,255	(1,207)	(352)	5,307

At 31 December 2017
Level 1	1,126	-	355	-	-	-	-	1,481
Level 2	1,271	1,320	4,008	122	1,473	(900)	(399)	6,896
Level 3	397	283	-	37	-	-	(4)	713

Total fair value	2,794	1,603	4,363	159	1,473	(900)	(403)	9,090

Reconciliation of fair value changes in financial instruments [Table text block]
(in USD million)	Non-current financial investments	Non-current derivative financial instruments - assets	Current derivative financial instruments - assets	Non-current derivative financial instruments liabilities	Current derivative financial instruments - liabilities	Total amount

Opening as at 1 January 2018	397	283	37	-	(4)	713
Total gains and losses recognised in statement of income	(91)	(44)	46	(35)	3	(122)
Purchases	35	-	-	-	-	35
Settlement	-	-	(36)	-	-	(36)
Transfer to level 1	(88)	-	-	-	-	(88)
Foreign currency translation differences	(3)	(13)	(3)	-	-	(18)

Closing as at 31 December 2018	250	227	44	(35)	(1)	485

Opening as at 1 January 2017	207	848	66	(6)	(4)	1,110
Total gains and losses recognised in statement of income	-	(69)	36	6	-	(27)
Purchases	90	-	-	-	-	90
Settlement	-	(533)	(67)	-	-	(600)
Transfer into level 3	94	-	-	-	-	94
Foreign currency translation differences	5	37	3	-	-	45

Closing as at 31 December 2017	397	283	37	-	(4)	713

Commodity price sensitivity [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for types of market risk [text block]
Commodity price sensitivity	2018		2017
(in USD million)	- 30%	+ 30%	- 20%	+ 20%

At 31 December
Crude oil and refined products net gains (losses)	275	(230)	687	(606)
Natural gas and electricity net gains (losses)	1,157	(1,156)	613	(613)

Currency risk sensitivity [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for types of market risk [text block]
Currency risk sensitivity	2018		2017
(in USD million)	- 9%	+ 9%	- 8%	+ 8%

At 31 December
USD net gains (losses)	(230)	230	119	(119)
NOK net gains (losses)	311	(311)	(94)	94

Interest rate sensitivity [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for types of market risk [text block]
Interest risk sensitivity	2018		2017
(in USD million)	- 0.6 percentage points	+ 0.6 percentage points	- 0.6 percentage points	+ 0.6 percentage points

At 31 December
Interest rate net gains (losses)	575	(575)	664	(664)